COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding at December 31, 2018 and 2019 not provided for in the financial statements were as follows:

	As of	As of
	December 31, 2018	December 31, 2019

Contracted for	1,017,325	2,722,084

Commitment for purchase of land use rights was RMB4,500 as of December 31, 2019.

(b)   Lease commitments

The Company’s lease commitments are disclosed in note 12.

(c)   Litigation contingencies

In August 2018, the Company and its chief executive officer and chief financial officer were named as defendants in a consolidated class action lawsuit filed in the United States District Court. The complaints in the action allege that the Company’s registration statements contained misstatements or omissions regarding its business, operation, and compliance in violation of the U.S. securities laws. As of December 31, 2019, the Company had unpaid legal cost and other related costs of approximately RMB5,748 pertaining to this. On April 7, 2020, the US District Court for the Southern District of New York granted the motion of the defendants (including GDS Holdings, its chief executive officer and chief financial officer) to dismiss the class action lawsuit. The dismissal of the action is not yet final, as plaintiffs’ time to appeal or seek other relief from the judgment has not yet expired.